LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Future minimum payments under non-cancelable operating leases [Abstract]
2016	$ 6,008
2017	4,295
2018	3,250
2019	1,952
2020	1,068
Thereafter	42
Total minimum lease payments	16,615
Rent expense	$ 6,300	$ 5,200	$ 5,200
Minimum
Operating Leased Assets [Line Items]
Term of lease	1 year
Renewal options of lease	5 years
Minimum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets [Line Items]
Term of lease	1 year
Maximum
Operating Leased Assets [Line Items]
Term of lease	10 years
Renewal options of lease	15 years
Maximum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets [Line Items]
Term of lease	10 years